Investment Objectives and Goals	Feb. 28, 2025
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Large-Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Dividend Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income and capital appreciation.
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Health Care Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth and income.
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® S&P 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the total return of the S&P 500® Index.
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. stocks.
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Total Stock Market Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Growth Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Large-Cap Value Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Mid-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.
Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Large Company Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Small Company Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Small Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Emerging Markets Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack All Equity Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high capital growth through an all-stock portfolio.
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Growth Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high capital growth with less volatility than an all-stock portfolio.
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Balanced Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks both capital growth and income.
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Schwab MarketTrack Conservative Portfolio™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income and more growth potential than an all-bond portfolio.
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2010 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2015 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2020 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2025 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2030 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2035 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2040 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2045 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2050 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2055 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2060 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2065 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.